Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 13 - COMMITMENTS AND CONTINGENCIES

Employment Agreements and Separation Agreements

Effective October 27, 2016, the Company entered into a separation agreement with a former CEO which entitles him to contractual termination benefits, including all accrued compensation, seven months of post-separation payments, seven months of health insurance continuation and eligibility for certain bonus payments, beginning on his December 1, 2016 termination date. As of December 31, 2017, the Company has paid all post-separation payments to the former CEO.

Effective December 2, 2016, the Company entered into an employment agreement with a new CEO (the “CEO Agreement”) pursuant to which the new CEO will receive an initial base salary of $465 and is eligible for bonus payments upon the attainment of certain performance targets. The CEO Agreement provides for severance benefits such that if the CEO’s employment is terminated by the Company without cause, or by the CEO for Good Reason, as defined, the CEO is entitled to severance salary continuation equal to the annual base salary for twenty-four months following termination (aggregate payments of $930) if the CEO’s employment is terminated before June 30, 2018, or eighteen months following termination (aggregate payments of $697) if the CEO’s employment is terminated on or after June 30, 2018. In addition, upon or following a Change of Control, the termination benefits for this executive officer described above shall be in the form of a lump-sum payment rather than as salary continuation.

Effective December 20, 2016, the Company entered into an at-will employment agreement with its new Vice President of Operations, which provides for a starting base salary of $265 per annum, and has contractual termination benefits pursuant to which the Vice President of Operations is entitled to severance salary continuation for six months (aggregate payments of $132), if he is terminated without cause.

Effective May 10, 2017, the Company entered into a separation agreement with a former CFO which entitles him to contractual termination benefits, including all accrued compensation, twelve months of post-separation payments, twelve months of health insurance continuation and eligibility for certain bonus payments, beginning on his June 30, 2017 termination date. As of December 31, 2017, the Company accrued $155 for the estimated remaining aggregate liability to the former CFO.

Effective June 6, 2017, the Company entered into an agreement with its new CFO, which provides for a starting base salary of $325 per annum, and has contractual termination benefits pursuant to which the CFO is entitled to severance salary continuation for twelve months (aggregate payments of $325), if she is terminated without cause.

Legal Proceedings

The Company is a party to numerous legal proceedings that arise in the ordinary course of business. The Company has certain insurance coverage and rights of indemnification. The Company does not believe that the ultimate resolution of these matters will have a material adverse effect on the Company’s business, results of operations, financial condition, or cash flows. However, the results of these matters cannot be predicted with certainty and an unfavorable resolution of one or more of these matters could have a material adverse effect on the Company’s business, results of operations, financial condition, and/or cash flows.

Operating Leases

The Company leases various land, office and dealership equipment under non-cancellable operating leases. These leases have terms ranging from 36 months to 4 years and expire through 2022. Future minimum payments under operating leases are as follows:

Year Ending December 31,
2018	$2,509
2019	2,215
2020	1,741
2021	1,482
2022	15
Total	$7,962

Rent expense on operating leases for the years ended December 31, 2017 and 2016 was $3,026 and $2,953, respectively.

Transaction Incentive Plan

On January 30, 2017, the Company’s Board of Directors approved the Company’s Transaction Incentive Plan, which provides incentives to eight directors and employees of the Company upon the consummation of a qualifying sale transaction. The Transaction Incentive Plan expires on October 31, 2020. To the extent the proceeds received in a qualifying sale transaction exceed certain specified thresholds (the “Excess Amount”), participants in the Transaction Incentive Plan who meet the specified service requirements are entitled to a cash and stock award on the closing date of the qualifying sale transaction equal to their awarded percentage of the Excess Amount. The cash and stock awards will be paid from the consideration of the qualifying sale transaction. The Contemplated Mergers (see Note 3 – Merger Agreement) represented a qualifying sale transaction that, if consummated with no purchase price adjustments, would result in the payment to plan participants an aggregate of approximately $1,510 of cash (including amounts held in escrow) and approximately 51,893 shares of Holdco’s common stock with a value of $454 based on an assumed closing price of $8.75 per Holdco share. An additional $250 will be paid in cash and stock upon the release of amounts held in escrow under the Merger Agreement.